Contract Assets and Contract Liabilities	6 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Contract assets and contract liabilities

As of June 30, 2018, the Company has contract assets from contracts with customers. The contract assets are due to the implementation of Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09) (see Note 17).

Contract assets consist of the following:

	June 30,	December 31,
	2018	2017

Distribution license	$40,000	$-
	$40,000	$-

As of June 30, 2018, the Company has contract liabilities from contracts with customers. The contract liabilities are due to the implementation of Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (ASU 2014-09) (see Note 17).

Contract liabilities consist of the following:

	June 30,	December 31,
	2018	2017

Distribution license	$501,110	$-
Service agreement	43,282
Initial warranty	18,474	-
Refurbishment license	2,461	-
Tiered pricing	2,228	-
Total Contract liabilities	567,555	-
Non-Current	(76,500)	-
Total Current	$491,055	$-

Revenue recognized for the three months ended June 30, 2018 and 2017, that was included in deferred revenue balances at the beginning of each period was $594 and $12,144, respectively and $3,281 and $24,782 for the six months ended June 30, 2018 and 2017, respectively.